Future Minimum Rental Payments Required Under Operating Leases (Detail) (USD $)	Jan. 31, 2014
Commitments And Contingencies [Line Items]
2015	$ 144,416
2016	121,546
2017	124,294
2018	30,000
2019	0
Operating Leases, Future Minimum Payments Due, Total	$ 420,256